UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	2/28/10

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund
Dreyfus Growth Allocation Fund
Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Conservative Allocation Fund

SEMIANNUAL REPORT February 28, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
22	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Conservative Allocation Fund, covering from the fund’s inception, October 1, 2009, through February 28, 2010.

Equity markets began the reporting period in the midst of a broad-based rebound in security prices, as global credit markets showed improvements and an economic recovery gained momentum in the United States and around the world.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment.

According to our Chief Economist, sustained global and U.S. economic expansion should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year.As for the stock market, investors probably will need to be more selective as the risk trade runs its course. Instead, positive returns over the foreseeable future are more likely to be delivered through a selective security evaluation process that favors active investors.And while the magnitude of returns, in all likelihood, should moderate this year relative to the extraordinary rebound since March 2009, we believe there will be many opportunities for investors over the months to come.As always, your financial advisor can help you identify those opportunities and recommend appropriate ways for you to align them with your current needs, future goals and attitude toward risk.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of the fund’s inception, October 1, 2009, through February 28, 2010, as provided by Phillip N. Maisano, Richard B. Hoey,A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the period between the fund’s inception on October 1, 2009, and February 28, 2010, Dreyfus Conservative Allocation Fund produced a total return of 3.46%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 5.39% for the same period. The secondary customized blended index composed of 40% Standard and Poor’s 500 Composite Stock Price Index and 60% Barclays Capital U.S. Aggregate Bond Index, achieved 3.43% for the same period.2

The fund began operations in the midst of sustained rallies in the U.S. stock and bond markets as economic and market conditions continued to improve in the wake of a severe recession and financial crisis. The fund produced a lower return than its benchmark, primarily due to the higher-quality biases of the fund’s underlying investments during a time when lower-quality securities led the rebound.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

historical performance, and other factors. As of February 28, 2010, the fund may invest in any of 33 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Economic Recovery Fueled Market Gains

The reporting period saw the continuation of an economic recovery that had begun earlier in 2009.Although unemployment and foreclosure rates remained high, improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among businesses, consumers and investors. In addition, a banking crisis that led to the failures of major global financial institutions continued to ease, helping to support improved investor sentiment.

Stocks and bonds in the United States and international markets generally rallied during the economic recovery. As was the case since the market rallies began earlier in 2009, U.S. investors generally continued to search for bargains among lower-quality stocks and higher yielding bonds that had been severely punished during the downturn. Similarly, international investors typically favored the emerging markets over slower growing developed markets. In contrast, traditional safe havens such as U.S.Treasury securities, and other sovereign bonds in developed foreign markets, lagged market averages.

However, over the first two months of 2010, we began to detect a shift in global market sentiment as investors appeared to pay more attention to the underlying fundamentals of individual companies and issuers, and less to bargain-hunting. In our view, this may suggest the beginning of a change in their focus toward higher-quality securities in the stock and bond markets.

More Aggressive Underlying Funds Outperformed

As might be expected during the early and middle stages of an economic recovery, the underlying funds investing in small- and midcap stocks generally produced the most attractive absolute returns, followed by funds investing in international equities and those investing in high yield bonds. Among underlying funds, above-average performers included Dreyfus Alpha Growth Fund, Dreyfus Midcap Value Fund, International Stock Fund, Dreyfus Emerging Markets Fund, Dreyfus Global Real Estate Securities Fund and Dreyfus High Yield Fund.

Strong relative results from these winners were offset to a degree by lagging results from Dreyfus StrategicValue Fund, Dreyfus S&P STARS Opportunities Fund, and Emerging Markets Opportunity Fund.

In November 2009, the Dreyfus Investment Committee made a change to the way assets are allocated among each of the funds’ underlying investments, shifting 5% of developed international equity assets from Newton International Equity Fund to Dreyfus International Stock Index Fund. The impact of this change on the fund’s performance was negligible.

Positioned for the Next Phase of the Economic Cycle

The current economic recovery has been weaker than most rebounds since World War II. In our judgment, investors are likely to become increasingly selective as a subpar recovery matures, favoring stocks of companies with the ability to produce steady revenues and earnings growth and bonds that can reliably generate competitive levels of income in today’s low interest-rate environment.

Therefore, unlike the bargain-hunting rally of 2009, we believe that the financial markets over the remainder of 2010 will be driven by the fundamental strengths and weaknesses of individual securities. If investors favor fundamentally sound stocks and bonds, as we expect them to do, the market environment may prove to be especially well suited to the active portfolio management styles provided by each of the underlying funds.

March 15, 2010

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from October 1, 2009 (commencement to operations) to February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2010

Expenses paid per $1,000†	$2.90
Ending value (after expenses)	$1,034.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2010††

Expenses paid per $1,000†††	$3.46
Ending value (after expenses)	$1,021.37

†	Expenses are equal to the fund’s annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual days in the period).
††	Please note that while the fund commenced operations on October 1, 2009, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period September 1, 2009 to February 28, 2010.
†††	Expenses are equal to the fund’s annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2010 (Unaudited)

Common Stocks—98.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Alpha Growth Fund, Cl. I	19,601 [a]	327,731
Dreyfus Appreciation Fund	4,883 [a]	162,803
Dreyfus Bond Market Index Fund	80,465 [a]	840,051
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	17,812 [a]	238,686
Dreyfus Emerging Markets Fund, Cl. I	5,210 [a]	58,201
Dreyfus Global Absolute Return Fund, Cl. I	4,394 [a,b]	53,076
Dreyfus Global Real Estate Securities Fund, Cl. I	4,136 [a]	26,053
Dreyfus High Yield Fund, Cl. I	38,257 [a]	244,080
Dreyfus International Bond Fund, Cl. I	14,789 [a]	236,488
Dreyfus International Stock Index Fund	4,156 [a]	56,063
Dreyfus International Value Fund, Cl. I	6,266 [a]	68,927
Dreyfus Midcap Value Fund, Cl. I	2,292 [a]	62,836
Dreyfus Newton International Equity Fund, Cl. I	3,647 [a]	57,977
Dreyfus S&P Stars Opportunities Fund, Cl. I	3,195 [a,b]	60,699
Dreyfus Select Managers Small Cap Value Fund, Cl. I	3,719 [a,b]	63,267
Dreyfus Strategic Value Fund, Cl. I	12,725 [a]	316,478
Dreyfus Total Return Advantage Fund, Cl. I	62,914 [a]	843,054
Dreyfus U.S. Equity Fund, Cl. I	13,943 [a]	165,775
Dreyfus/The Boston Co. Small/Mid Cap Growth Fund	5,307 [a,b]	61,238
Emerging Markets Opportunity Fund, Cl. I	1,860 [a]	17,857
International Stock Fund, Cl. I	3,969 [a]	47,234

Total Investments (cost $3,986,335)	98.9%	4,008,574
Cash and Receivables (Net)	1.1%	45,232
Net Assets	100.0%	4,053,806

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	77.7	Mutual Funds: Foreign	21.2
			98.9
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	3,986,335	4,008,574
Cash		48,726
Prepaid expenses		24,322
Due from The Dreyfus Corporation and affiliates—Note 3(b)		4,314
		4,085,936
Liabilities ($):
Accrued expenses		32,130
Net Assets ($)		4,053,806
Composition of Net Assets ($):
Paid-in capital		4,033,979
Accumulated distributions in excess of investment income—net		(2,645)
Accumulated net realized gain (loss) on investments		233
Accumulated net unrealized appreciation
(depreciation) on investments in affiliated issuers		22,239
Net Assets ($)		4,053,806
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		316,577
Net Asset Value, offering and redemption price per share ($)		12.81

See notes to financial statements.

STATEMENT OF OPERATIONS
From October 1, 2009 (commencement of operations)
to February 28, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	34,779
Expenses:
Legal fees	12,806
Auditing fees	12,500
Registration fees	9,141
Shareholder servicing costs—Note 3(b)	3,452
Prospectus and shareholders’ reports	1,004
Directors’ fees and expenses—Note 3(c)	636
Custodian fees—Note 3(b)	409
Loan commitment fees—Note 2	1
Miscellaneous	4,411
Total Expenses	44,360
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(36,997)
Less—reduction in fees due to earnings credits—Note 1(b)	(33)
Net Expenses	7,330
Investment Income—Net	27,449
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments from affiliated issuers	(13,458)
Capital gain distributions from affiliated issuers	13,691
Net Realized Gain (Loss)	233
Net unrealized appreciation (depreciation) on investments from affiliated issuers	22,239
Net Realized and Unrealized Gain (Loss) on Investments	22,472
Net Increase in Net Assets Resulting from Operations	49,921

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS
From October 1, 2009 (commencement of operations)
to February 28, 2010 (Unaudited)

Operations ($):
Investment income—net	27,449
Net realized gain (loss) on investments from affiliated issuers	233
Net unrealized appreciation (depreciation)
on investments from affiliated issuers	22,239
Net Increase (Decrease) in Net Assets
Resulting from Operations	49,921
Dividends to Shareholders from ($):
Investment income—net	(30,094)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,503,055
Dividends reinvested	26,747
Cost of shares redeemed	(495,823)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,033,979
Total Increase (Decrease) in Net Assets	4,053,806
Net Assets ($):
Beginning of Period	—
End of Period	4,053,806
Distributions in excess of investment income—net	(2,645)
Capital Share Transactions (Shares):
Shares sold	353,236
Shares issued for dividends reinvested	2,103
Shares redeemed	(38,762)
Net Increase (Decrease) in Shares Outstanding	316,577

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 1, 2009 (commencement of operations) to February 28, 2010.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.12
Net realized and unrealized gain (loss) on investments	.31
Total from Investment Operations	.43
Distributions:
Dividends from investment income—net	(.12)
Net asset value, end of period	12.81
Total Return (%)[b]	3.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	4.18
Ratio of net expenses to average net assets[c,d]	.69
Ratio of net investment income to average net assets[c,d]	2.58
Portfolio Turnover Rate[b]	18.91
Net Assets, end of period ($ x 1,000)	4,054

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering nine series, including the fund, which commenced operations on October 1, 2009.The fund’s investment objective seeks current income with some consideration for capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of February 28, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,381 shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	4,008,574	—	—	4,008,574

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until January 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.40% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $36,997 during the period ended February 28, 2010.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2010, the fund was charged $2,656 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

sonnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2010, the fund was charged $386 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2010, the fund was charged $33 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2010, the fund was charged $409 pursuant to the custody agreement.

During the period ended February 28, 2010, the fund was charged $2,874 for services performed by the Chief Compliance Officer.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $744, custodian fees $344, chief compliance officer fees $2,874 and transfer agency per account fees $216, which are offset against an expense reimbursement currently in effect in the amount of $8,492.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2010, amounted to $4,543,130 and $543,337, respectively.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended February 28, 2010 were as follows:

Affiliated
Investment	Value
Company	8/31/2009 ($)	Purchases ($)	Sales ($)	DIvidends ($)
Dreyfus Alpha
Growth
Fund, Cl. I	—	355,999	41,118	1,940
Dreyfus Appreciation
Fund	—	184,650	21,181	2,256
Dreyfus Bond
Market Index Fund	—	947,037	109,022	8,246
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	—	269,234	31,149	1,009
Dreyfus Emerging
Markets Fund, Cl. I	—	68,990	8,023	353
Dreyfus Global
Absolute Return
Fund, Cl. I	—	59,904	6,957	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	—	30,576	3,426	1,072
Dreyfus High Yield
Fund, Cl. I	—	275,110	31,149	6,884
Dreyfus International
Bond Fund, Cl. I	—	272,325	31,149	4,099
Dreyfus International
Stock Index Fund	—	67,788	7,787	1,265
Dreyfus International
Value Fund, Cl. I	—	81,207	9,345	740
Dreyfus Midcap
Value Fund, Cl. I	—	67,244	7,787	188
Dreyfus Newton
International
Equity Fund, Cl. I	—	73,462	13,316	344
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	—	67,056	7,787	—
Dreyfus Select
Managers Small
Cap Value Fund, Cl. I	—	67,148	7,787	91
Dreyfus Strategic
Value Fund, Cl. I	—	355,359	41,118	1,300

Affiliated
Investment	Value
Company	8/31/2009 ($)	Purchases ($)	Sales ($) DIvidends ($)
Dreyfus Total Return
Advantage Fund, Cl. I	—	956,400	109,022	17,563
Dreyfus U.S. Equity
Fund, Cl. I	—	182,849	21,181	456
Dreyfus/The Boston
Co. Small/Mid Cap
Growth Fund	—	67,056	7,787	—
Emerging Markets
Opportunity Fund,Cl. I	—	39,719	21,016	292
International Stock
Fund, Cl. I	—	54,017	6,230	372
Total	—	4,543,130	543,337	48,470

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	% of Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2010 ($)	Assets
Dreyfus Alpha
Growth Fund, Cl. I	(806)	13,656	327,731	8.1
Dreyfus
Appreciation Fund	(769)	103	162,803	4.0
Dreyfus Bond Market
Index Fund	(1,161)	3,197	840,051	20.7
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(794)	1,395	238,686	5.9
Dreyfus Emerging
Markets Fund, Cl. I	(448)	(2,318)	58,201	1.4
Dreyfus Global Absolute
Return Fund, Cl. I	(168)	297	53,076	1.3
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(259)	(838)	26,053	0.6
Dreyfus High Yield
Fund, Cl. I	(315)	434	244,080	6.0
Dreyfus International
Bond Fund, Cl. I	(1,076)	(3,612)	236,488	5.8
Dreyfus International
Stock Index Fund	(464)	(3,474)	56,063	1.4
Dreyfus International
Value Fund, Cl. I	(384)	(2,551)	68,927	1.7
Dreyfus Midcap
Value Fund, Cl. I	(249)	3,628	62,836	1.6

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	% of Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2010 ($)	Assets
Dreyfus Newton
International Equity
Fund, Cl. I	(349)	(1,820)	57,977	1.4
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	(190)	1,620	60,699	1.5
Dreyfus Select
Managers Small Cap
Value Fund, Cl. I	(191)	4,097	63,267	1.6
Dreyfus Strategic
Value Fund, Cl. I	(1,419)	3,656	316,478	7.8
Dreyfus Total Return
Advantage Fund, Cl. I	(3,547)	(777)	843,054	20.8
Dreyfus U.S. Equity
Fund, Cl. I	(436)	4,543	165,775	4.1
Dreyfus/The Boston Co.
Small/Mid Cap
Growth Fund	(187)	2,156	61,238	1.5
Emerging Markets
Opportunity Fund, Cl. I	(54)	(792)	17,857	0.5
International Stock
Fund, Cl. I	(192)	(361)	47,234	1.2
Total	(13,458)	22,239	4,008,574	98.9

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

At February 28, 2010, accumulated net unrealized appreciation on investments was $22,239, consisting of $38,781 gross unrealized appreciation and $16,542 gross unrealized depreciation.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on July 20, 2009, the Board unanimously approved the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment management services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding services provided to other funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Management Agreement. The Board members also referenced information provided and discussions at previous meetings regarding the relationships Dreyfus has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. The Board discussed with representatives of Dreyfus the investment strategies to be employed in the management of the fund’s assets. The Board members noted the reputation and experience of Dreyfus and Dreyfus’ investment committee responsible for managing the fund’s assets.

The Board members noted that the fund will not pay Dreyfus a management fee, but that the fund will bear its proportionate share of the fees and expenses of the funds in which the Fund will invest (the “Underlying Funds”). Representatives of Dreyfus informed the Board that Dreyfus will contractually agree, until at least January 1, 2011, to assume the expenses of the fund so that the direct expenses of the fund (including indirect fees and expenses of the Underlying Funds, but excluding fund taxes, interest, expenses, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 1.15%.

Representatives of Dreyfus stated that there were no other funds or other accounts managed by Dreyfus with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus would not have direct profits from the fund’s management fee, since the fund would pay no direct management fee. Similarly, potential economies of scale were not relevant.The Board members considered potential benefits to Dreyfus from acting as investment adviser.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Management

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus are adequate and appropriate.

  The Board concluded that, since the fund had not commenced operations, it had no performance to measure and this performance was not a factor.

  The Board noted that no management fee was payable to the fund under the Management Agreement

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement was in the best interests of the fund and its prospective shareholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
21	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Growth Allocation Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Growth Allocation Fund, covering from the fund’s inception, October 1, 2009, through February 28, 2010.

Equity markets began the reporting period in the midst of a broad-based rebound in security prices, as global credit markets showed improvements and an economic recovery gained momentum in the United States and around the world.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment.

According to our Chief Economist, sustained global and U.S. economic expansion should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year.As for the stock market, investors probably will need to be more selective as the risk trade runs its course. Instead, positive returns over the foreseeable future are more likely to be delivered through a selective security evaluation process that favors active investors.And while the magnitude of returns, in all likelihood, should moderate this year relative to the extraordinary rebound since March 2009, we believe there will be many opportunities for investors over the months to come.As always, your financial advisor can help you identify those opportunities and recommend appropriate ways for you to align them with your current needs, future goals and attitude toward risk.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of the fund’s inception, October 1, 2009, through February 28, 2010, as provided by Phillip N. Maisano, Richard B. Hoey, A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the period between the fund’s inception on October 1, 2009, and February 28, 2010, Dreyfus Growth Allocation Fund produced a total return of 4.64%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 5.39% for the same period.The secondary customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays Capital U.S. Aggregate Bond Index achieved 4.74% for the same period.2

The fund began operations in the midst of sustained rallies in the U.S. stock and bond markets as economic and market conditions continued to improve in the wake of a severe recession and financial crisis. The fund produced a lower return than its benchmark, primarily due to the higher-quality biases of the fund’s underlying investments during a time when lower-quality securities led the rebound.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objec-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. As of February 28, 2010, the fund may invest in any of 33 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Economic Recovery Fueled Market Gains

The reporting period saw the continuation of an economic recovery that had begun earlier in 2009.Although unemployment and foreclosure rates remained high, improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among businesses, consumers and investors. In addition, a banking crisis that led to the failures of major global financial institutions continued to ease, helping to support improved investor sentiment.

Stocks and bonds in the United States and international markets generally rallied during the economic recovery. As was the case since the market rallies began earlier in 2009, U.S. investors generally continued to search for bargains among lower-quality stocks and higher yielding bonds that had been severely punished during the downturn. Similarly, international investors typically favored the emerging markets over slower growing developed markets. In contrast, traditional safe havens such as U.S.Treasury securities, and other sovereign bonds in developed foreign markets, lagged market averages.

However, over the first two months of 2010, we began to detect a shift in global market sentiment as investors appeared to pay more attention to the underlying fundamentals of individual companies and issuers, and less to bargain-hunting. In our view, this may suggest the beginning of a change in their focus toward higher-quality securities in the stock and bond markets.

More Aggressive Underlying Funds Outperformed

As might be expected during the early and middle stages of an economic recovery, the underlying funds investing in small- and midcap stocks generally produced the most attractive absolute returns, followed by funds investing in international equities and those investing in high yield bonds. Among underlying funds, above-average performers included Dreyfus Alpha Growth Fund, Dreyfus Midcap Value Fund, International Stock Fund, Dreyfus Emerging Markets Fund, Dreyfus

4

Global Real Estate Securities Fund and Dreyfus High Yield Fund. Strong relative results from these winners were offset to a degree by lagging results from Dreyfus StrategicValue Fund, Dreyfus S&P STARS Opportunities Fund and Emerging Markets Opportunity Fund.

In November 2009, the Dreyfus Investment Committee made a change to the way assets are allocated among each of the funds’ underlying investments, shifting 5% of developed international equity assets from Newton International Equity Fund to Dreyfus International Stock Index Fund. The impact of this change on the fund’s performance was negligible.

Positioned for the Next Phase of the Economic Cycle

The current economic recovery has been weaker than most rebounds since World War II. In our judgment, investors are likely to become increasingly selective as a subpar recovery matures, favoring stocks of companies with the ability to produce steady revenues and earnings growth and bonds that can reliably generate competitive levels of income in today’s low interest-rate environment.

Therefore, unlike the bargain-hunting rally of 2009, we believe that the financial markets over the remainder of 2010 will be driven by the fundamental strengths and weaknesses of individual securities. If investors favor fundamentally sound stocks and bonds, as we expect them to do, the market environment may prove to be especially well suited to the active portfolio management styles provided by each of the underlying funds.

March 15, 2010

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from October 1, 2009 (commencement of operations) to February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2010

Expenses paid per $1,000†	$2.41
Ending value (after expenses)	$1,046.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2010††

Expenses paid per $1,000†††	$2.86
Ending value (after expenses)	$1,021.97

†	Expenses are equal to the fund’s annualized expense ratio of .57% ,multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual days in the period).
††	Please note that while shares commenced operations on October 1, 2009, the Hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period September 1, 2009 to February 28, 2010.
†††	Expenses are equal to the fund’s annualized expense ratio of .57% ,multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2010 (Unaudited)

Other Investment—100.6%	Shares	Value ($)
Registered Investment Company:
Dreyfus Alpha Growth Fund, Cl. I	27,294 [a]	456,360
Dreyfus Appreciation Fund	6,826 [a]	227,581
Dreyfus Bond Market Index Fund	22,304 [a]	232,854
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	4,954 [a]	66,382
Dreyfus Emerging Markets Fund, Cl. I	9,189 [a]	102,644
Dreyfus Global Absolute Return Fund, Cl. I	25,623 [a,b]	309,529
Dreyfus Global Real Estate Securities Fund, Cl. I	24,224 [a]	152,613
Dreyfus High Yield Fund, Cl. I	10,567 [a]	67,418
Dreyfus International Bond Fund, Cl. I	4,118 [a]	65,843
Dreyfus International Stock Index Fund	7,019 [a]	94,690
Dreyfus International Value Fund, Cl. I	10,480 [a]	115,284
Dreyfus Midcap Value Fund, Cl. I	3,179 [a]	87,181
Dreyfus Newton International Equity Fund, Cl. I	6,036 [a]	95,969
Dreyfus S&P Stars Opportunities Fund, Cl. I	4,437 [a,b]	84,303
Dreyfus Select Managers Small Cap Value Fund, Cl. I	5,132 [a,b]	87,300
Dreyfus Strategic Value Fund, Cl. I	17,699 [a]	440,172
Dreyfus Total Return Advantage Fund, Cl. I	17,490 [a]	234,372
Dreyfus U.S. Equity Fund, Cl. I	19,465 [a]	231,437
Dreyfus/The Boston Co. Small/Mid Cap Growth Fund, Cl. I	7,345 [a,b]	84,756
Emerging Markets Opportunity Fund, Cl. I	2,552 [a]	24,499
International Stock Fund, Cl. I	6,641 [a]	79,025

Total Investments (cost $3,321,869)	100.6%	3,340,212
Liabilities, Less Cash and Receivables	(.6%)	(18,494)
Net Assets	100.0%	3,321,718

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	67.3	Mutual Funds: Foreign	33.3
			100.6
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	3,321,869	3,340,212
Cash		26,155
Dividends receivable		1,233
Prepaid expenses		25,436
Due from The Dreyfus Corporation and affiliates—Note 3(b)		6,430
		3,399,466
Liabilities ($):
Payable for shares of Common Stock redeemed		41,027
Accrued expenses		36,721
		77,748
Net Assets ($)		3,321,718
Composition of Net Assets ($):
Paid-in capital		3,303,202
Accumulated distributions in excess of investment income—net		(2,230)
Accumulated net realized gain (loss) on investments		2,403
Accumulated net unrealized appreciation
(depreciation) on investments in affiliated issuers		18,343
Net Assets ($)		3,321,718
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		256,458
Net Asset Value, offering and redemption price per share ($)		12.95

See notes to financial statements.

8

STATEMENT OF OPERATIONS

From October 1, 2009 (commencement of operations)
to February 28, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends form affiliated issuers	26,421
Expenses:
Auditing fees	14,250
Legal fees	11,793
Registration fees	8,711
Prospectus and shareholders’ reports	4,428
Shareholder servicing costs—Note 3(b)	3,489
Directors’ fees and expenses—Note 3(c)	617
Custodian fees—Note 3(b)	202
Loan commitment fees—Note 2	1
Miscellaneous	3,334
Total Expenses	46,825
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(41,622)
Less—reduction in fees due to earnings credits—Note 1(b)	(52)
Net Expenses	5,151
Investment Income—Net	21,270
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(1,549)
Capital gain distributions from affiliated issuers	3,952
Net Realized Gain (Loss)	2,403
Net unrealized appreciation (depreciation) on investments in affiliated issuers	18,343
Net Realized and Unrealized Gain (Loss) on Investments	20,746
Net Increase in Net Assets Resulting from Operations	42,016

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

From October 1, 2009 (commencement of operations)
to February 28, 2010 (Unaudited)

Operations ($):
Investment income—net	21,270
Net realized gain (loss) on investments in affiliated issuers	2,403
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	18,343
Net Increase (Decrease) in Net Assets
Resulting from Operations	42,016
Dividends to Shareholders from ($):
Investment income—net	(23,500)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,423,468
Dividends reinvested	23,217
Cost of shares redeemed	(143,483)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,303,202
Total Increase (Decrease) in Net Assets	3,321,718
Net Assets ($):
Beginning of period	—
End of Period	3,321,718
Distributions in excess of investment income—net	(2,230)
Capital Share Transactions (Shares):
Shares sold	265,720
Shares issued for dividends reinvested	1,789
Shares redeemed	(11,051)
Net Increase (Decrease) in Shares Outstanding	256,458

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 1, 2009 (commencement of operations) to February 28, 2010.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.13
Net realized and unrealized
gain (loss) on investments	.33
Total from Investment Operations	.46
Distributions:
Dividends from investment income—net	(.01)
Net asset value, end of period	12.95
Total Return (%)[b]	4.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	5.18
Ratio of net expenses to average net assets[c,d]	.57
Ratio of net investment income
to average net assets[c,d]	2.35
Portfolio Turnover Rate [b]	5.59
Net Assets, end of period ($ x 1,000)	3,322

a	Based on average shares outstanding at each month end.
b	Not annualized.
d	Annualized.
c	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund, which commenced operations on October 1, 2009. The fund’s investment objective seeks long-term capital appreciation with some consideration for current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fiscal year end of the fund is August 31.

As of February 28, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,401 shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The company enters into contracts that contain a variety of indem-nifications.The fund’s maximum exposure under these arrangements

12

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	3,340,212	—	—	3,340,212

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

14

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on February 28, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, there is no management fee paid to the Manager.The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

Dreyfus has contractually agreed , until January 1, 2011, to assume the expenses of the fund, so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $41,622 during the period ended February 28, 2010.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2010, the fund was charged $2,259 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

16

sonnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2010, the fund was charged $458 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2010, the fund was charged $52 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2010, the fund was charged $202 pursuant to the custody agreement.

During the period ended February 28, 2010, the fund was charged $2,874 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: chief compliance officer fees $ 2,874, shareholder services plan fees $614, custodian fees $140 and transfer agency per account fees $232, which are offset against an expense reimbursement currently in effect in the amount of $10,290.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2010, amounted to $3,440,182 and $116,763, respectively.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended February 28, 2010 were as follows:

Affiliated Investment	Value
Company	8/31/2009 ($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Alpha
Growth Fund, Cl. I	—	448,003	10,265	2,894
Dreyfus Appreciation Fund	—	232,252	5,288	2,953
Dreyfus Bond Market Index Fund	—	237,701	5,444	2,338
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. I	—	67,718	1,555	277
Dreyfus Emerging
Markets Fund, Cl. I	—	109,077	1,933	552
Dreyfus Global Absolute
Return Fund, Cl. I	—	316,297	7,294	—
Dreyfus Global Real Estate
Securities Fund, Cl. I	—	161,512	3,593	5,729
Dreyfus High Yield Fund, Cl. I	—	68,825	1,555	1,937
Dreyfus International
Bond Fund, Cl. I	—	68,555	1,555	1,106
Dreyfus International
Stock Index Fund	—	103,346	2,333	1,999
Dreyfus International
Value Fund, Cl. I	—	122,720	2,800	1,326
Dreyfus Midcap Value Fund, Cl. I	—	84,591	1,944	290
Dreyfus Newton International
Equity Fund, Cl. I	—	112,863	13,682	539
Dreyfus S&P Stars
Opportunities Fund, Cl. I	—	84,301	1,944	—
Dreyfus Select Managers
Small Cap Value Fund, Cl. I	—	84,416	1,944	115
Dreyfus Strategic
Value Fund, Cl. I	—	447,051	10,265	1,942
Dreyfus Total Return
Advantage Fund, Cl. I	—	240,861	5,444	4,819
Dreyfus U.S. Equity Fund, Cl. I	—	229,883	5,288	584
Dreyfus/The Boston Co.
Small/Mid Cap
Growth Fund, Cl. I	—	84,301	1,944	—
Emerging Markets
Opportunity Fund, Cl. I	—	54,463	28,828	456
International Stock Fund, Cl. I	—	81,446	1,866	517
	—	3,440,182	116,764	30,373

18

		Change in Net
	Net	Unrealized		% of
Affiliated Investment	Realized	Appreciation	Value	Net
Company	Gain/(Loss) ($)	(Depreciation) ($) 2/28/2010 ($) Assets
Dreyfus Alpha
Growth Fund, Cl. I	(44)	18,666	456,360	13.7%
Dreyfus Appreciation Fund	(105)	722	227,581	6.8%
Dreyfus Bond Market
Index Fund	(76)	673	232,854	7.0%
Dreyfus Emerging Markets
Debt Local Currency
Fund, Cl. I	(25)	244	66,382	2.0%
Dreyfus Emerging
Markets Fund, Cl. I	(57)	(4,443)	102,644	3.1%
Dreyfus Global Absolute
Return Fund, Cl. I	(150)	676	309,529	9.3%
Dreyfus Global Real Estate
Securities Fund, Cl. I	(195)	(5,111)	152,613	4.6%
Dreyfus High Yield
Fund, Cl. I	(10)	158	67,418	2.0%
Dreyfus International
Bond Fund, Cl. I	(53)	(1,104)	65,843	2.0%
Dreyfus International
Stock Index Fund	(113)	(6,210)	94,690	2.9%
Dreyfus International
Value Fund, Cl. I	(82)	(4,554)	115,284	3.5%
Dreyfus Midcap
Value Fund, Cl. I	(11)	4,545	87,181	2.6%
Dreyfus Newton International
Equity Fund, Cl. I	(105)	(3,107)	95,969	2.9%
Dreyfus S&P Stars
Opportunities Fund, Cl. I	(5)	1,951	84,303	2.5%
Dreyfus Select Managers
Small Cap Value Fund, Cl. I	(11)	4,839	87,300	2.6%
Dreyfus Strategic
Value Fund, Cl. I	(98)	3,484	440,172	13.3%
Dreyfus Total Return
Advantage Fund, Cl. I	(190)	(855)	234,372	7.1%
Dreyfus U.S. Equity
Fund, Cl. I	(28)	6,870	231,437	7.0%
Dreyfus/The Boston Co.
Small/Mid Cap
Growth Fund, Cl. I	(8)	2,407	84,756	2.6%
Emerging Markets
Opportunity Fund, Cl. I	(157)	(979)	24,499	0.7%
International Stock
Fund, Cl. I	(26)	(529)	79,025	2.4%
	(1,549)	18,343	3,340,212 100.6%

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

At February 28, 2010, accumulated net unrealized appreciation on investments was $18,343, consisting of $45,238 gross unrealized appreciation and $26,895 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

20

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on July 20, 2009, the Board unanimously approved the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment management services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding services provided to other funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Management Agreement. The Board members also referenced information provided and discussions at previous meetings regarding the relationships Dreyfus has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructure.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. The Board discussed with representatives of Dreyfus the investment strategies to be employed in the management of the fund’s assets. The Board members noted the reputation and experience of Dreyfus and Dreyfus’ investment committee responsible for managing the fund’s assets.

The Board members noted that the fund will not pay Dreyfus a management fee, but that the fund will bear its proportionate share of the fees and expenses of the funds in which the fund will invest (the “Underlying Funds”). Representatives of Dreyfus informed the Board that Dreyfus will contractually agree, until at least January 1, 2011, to assume the expenses of the fund so that the direct expenses of the fund (including indirect fees and expenses of the Underlying Funds, but excluding fund taxes, interest, expenses, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 1.25%.

Representatives of Dreyfus stated that there were no other funds or other accounts managed by Dreyfus with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus would not have direct profits from the fund’s management fee, since the fund would pay no direct management fee. Similarly, potential economies of scale were not relevant.The Board members considered potential benefits to Dreyfus from acting as investment adviser.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Management

22

Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus are adequate and appropriate.

  The Board concluded that, since the fund had not commenced operations, it had no performance to measure and this performance was not a factor.

  The Board noted that no management fee was payable to the fund under the Management Agreement

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement was in the best interests of the fund and its prospective shareholders.

The Fund 23

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
21	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Moderate Allocation Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Moderate Allocation Fund, covering from the fund’s inception, October 1, 2009, through February 28, 2010.

Equity markets began the reporting period in the midst of a broad-based rebound in security prices, as global credit markets showed improvements and an economic recovery gained momentum in the United States and around the world. The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment.

According to our Chief Economist, sustained global and U.S. economic expansion should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year.As for the stock market, investors probably will need to be more selective as the risk trade runs its course. Instead, positive returns over the foreseeable future are more likely to be delivered through a selective security evaluation process that favors active investors.And while the magnitude of returns, in all likelihood, should moderate this year relative to the extraordinary rebound since March 2009, we believe there will be many opportunities for investors over the months to come.As always, your financial advisor can help you identify those opportunities and recommend appropriate ways for you to align them with your current needs, future goals and attitude toward risk.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of the fund’s inception, October 1, 2009, through February 28, 2010, as provided by Phillip N. Maisano, Richard B. Hoey,A. Paul Disdier, William J. Reilly, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the period between the fund’s inception on October 1, 2009, and February 28, 2010, Dreyfus Moderate Allocation Fund produced a total return of 4.43%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a return of 5.39% for the same period. The secondary customized blended index, composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays Capital U.S. Aggregate Bond Index achieved 4.08% for the same period.2

The fund began operations in the midst of sustained rallies in the U.S. stock and bond markets as economic and market conditions continued to improve in the wake of a severe recession and financial crisis. The fund produced a lower return than its benchmark, primarily due to the higher-quality biases of the fund’s underlying investments during a time when lower-quality securities led the rebound.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed-income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed-income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objec-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

tives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. As of February 28, 2010, the fund may invest in any of 33 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

Economic Recovery Fueled Market Gains

The reporting period saw the continuation of an economic recovery that had begun earlier in 2009.Although unemployment and foreclosure rates remained high, improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among businesses, consumers and investors. In addition, a banking crisis that led to the failures of major global financial institutions continued to ease, helping to support improved investor sentiment.

Stocks and bonds in the United States and international markets generally rallied during the economic recovery. As was the case since the market rallies began earlier in 2009, U.S. investors generally continued to search for bargains among lower-quality stocks and higher yielding bonds that had been severely punished during the downturn. Similarly, international investors typically favored the emerging markets over slower growing developed markets. In contrast, traditional safe havens such as U.S.Treasury securities, and other sovereign bonds in developed foreign markets, lagged market averages.

However, over the first two months of 2010, we began to detect a shift in global market sentiment as investors appeared to pay more attention to the underlying fundamentals of individual companies and issuers, and less to bargain-hunting. In our view, this may suggest the beginning of a change in their focus toward higher-quality securities in the stock and bond markets.

More Aggressive Underlying Funds Outperformed

As might be expected during the early and middle stages of an economic recovery, the underlying funds investing in small- and midcap stocks generally produced the most attractive absolute returns,followed by funds investing in international equities and those investing in high yield bonds. Among underlying funds, above-average performers included Dreyfus Alpha Growth Fund, Dreyfus Midcap Value Fund, International Stock

4

Fund, Dreyfus Emerging Markets Fund, Dreyfus Global Real Estate Securities Fund and Dreyfus HighYield Fund.Strong relative results from these winners were offset to a degree by lagging results from Dreyfus Strategic Value Fund, Dreyfus S&P STARS Opportunities Fund, and Emerging Markets Opportunity Fund.

In November 2009, the Dreyfus Investment Committee made a change to the way assets are allocated among each of the funds’ underlying investments, shifting 5% of developed international equity assets from Newton International Equity Fund to Dreyfus International Stock Index Fund. The impact of this change on the fund’s performance was negligible.

Positioned for the Next Phase of the Economic Cycle

The current economic recovery has been weaker than most rebounds since World War II. In our judgment, investors are likely to become increasingly selective as a subpar recovery matures, favoring stocks of companies with the ability to produce steady revenues and earnings growth and bonds that can reliably generate competitive levels of income in today’s low interest-rate environment.

Therefore, unlike the bargain-hunting rally of 2009, we believe that the financial markets over the remainder of 2010 will be driven by the fundamental strengths and weaknesses of individual securities. If investors favor fundamentally sound stocks and bonds, as we expect them to do, the market environment may prove to be especially well suited to the active portfolio management styles provided by each of the underlying funds.

March 15, 2010

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from October 1, 2009 (commencement of operations) to February 28, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2010

Expenses paid per $1,000†	$2.66
Ending value (after expenses)	$1,044.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2010††

Expenses paid per $1,000†††	$ 3.16
Ending value (after expenses)	$1,021.67

†	Expenses are equal to the fund’s annualized expense ratio of .63%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the actual days in the period).
††	Please note that while the fund commenced operations on October 1, 2009, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period September 1, 2009 to February 28, 2010.
††† Expenses are equal to the fund’s annualized expense ratio of .63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6

STATEMENT OF INVESTMENTS

February 28, 2010 (Unaudited)

Other Investment—98.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Alpha Growth Fund, Cl. I	39,434 [a]	659,339
Dreyfus Appreciation Fund	9,889 [a]	329,705
Dreyfus Bond Market Index Fund	81,545 [a]	851,325
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	18,033 [a]	241,643
Dreyfus Emerging Markets Fund, Cl. I	12,084 [a]	134,980
Dreyfus Global Absolute Return Fund, Cl. I	26,707 [a,b]	322,619
Dreyfus Global Real Estate Securities Fund, Cl. I	25,077 [a]	157,984
Dreyfus High Yield Fund, Cl. I	38,538 [a]	245,875
Dreyfus International Bond Fund, Cl. I	14,974 [a]	239,430
Dreyfus International Stock Index Fund	9,559 [a]	128,953
Dreyfus International Value Fund, Cl. I	14,293 [a]	157,221
Dreyfus Midcap Value Fund, Cl. I	4,584 [a]	125,681
Dreyfus Newton International Equity Fund, Cl. I	8,238 [a]	130,988
Dreyfus S&P Stars Opportunities Fund, Cl. I	6,445 [a,b]	122,450
Dreyfus Select Managers Small Cap Value Fund, Cl. I	7,437 [a,b]	126,502
Dreyfus Strategic Value Fund, Cl. I	25,690 [a]	638,923
Dreyfus Total Return Advantage Fund, Cl. I	63,739 [a]	854,100
Dreyfus U.S. Equity Fund, Cl. I	28,141 [a]	334,602
Dreyfus/The Boston Co. Small/Mid Cap Growth Fund	10,666 [a,b]	123,093
Emerging Markets Opportunity Fund, Cl. I	3,936 [a]	37,789
International Stock Fund, Cl. I	9,034 [a]	107,501

Total Investments (cost $6,052,395)	98.8%	6,070,703
Cash and Receivables (Net)	1.2%	70,705
Net Assets	100.0%	6,141,408

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	71.8	Mutual Funds: Foreign	27.0
			98.8
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	6,052,395	6,070,703
Cash		74,240
Prepaid expenses		24,322
Due from The Dreyfus Corporation and affiliates—Note 3(b)		3,339
		6,172,604
Liabilities ($):
Accrued expenses		31,196
Net Assets ($)		6,141,408
Composition of Net Assets ($):
Paid-in capital		6,123,474
Accumulated distributions in excess of investment income—net		(2,676)
Accumulated net realized gain (loss) on investments		2,302
Accumulated net unrealized appreciation
(depreciation) on investments in affiliated issuers		18,308
Net Assets ($)		6,141,408
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		475,092
Net Asset Value, offering and redemption price per share ($)		12.93

See notes to financial statements.

8

STATEMENT OF OPERATIONS

From October 1, 2009 (commencement of operations) to
February 28, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	43,096
Expenses:
Legal fees	13,412
Auditing fees	12,500
Registration fees	9,290
Shareholder servicing costs—Note 3(b)	5,029
Prospectus and shareholders’ reports	1,004
Directors’ fees and expenses—Note 3(c)	544
Custodian fees—Note 3(b)	408
Loan commitment fees—Note 2	2
Miscellaneous	3,549
Total Expenses	45,738
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(36,442)
Less—reduction in fees due to earnings credits—Note 1(b)	(65)
Net Expenses	9,231
Investment Income—Net	33,865
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments from affiliated issuers	(9,219)
Capital gain distributions from affiliated issuers	11,521
Net Realized Gain (Loss)	2,302
Net unrealized appreciation (depreciation) on investments from affiliated issuers	18,308
Net Realized and Unrealized Gain (Loss) on Investments	20,610
Net Increase in Net Assets Resulting from Operations	54,475

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

From October 1, 2009 (commencement of operations) to
February 28, 2010 (Unaudited)

Operations ($):
Investment income—net	33,865
Net realized gain (loss) on investments from affiliated issuers	2,302
Net unrealized appreciation (depreciation)
on investments from affiliated issuers	18,308
Net Increase (Decrease) in Net Assets
Resulting from Operations	54,475
Dividends to Shareholders from ($):
Investment income—net	(36,541)
Capital Stock Transactions ($):
Net proceeds from shares sold	6,375,379
Dividends reinvested	35,929
Cost of shares redeemed	(287,834)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,123,474
Total Increase (Decrease) in Net Assets	6,141,408
Net Assets ($):
Beginning of Period	—
End of Period	6,141,408
Distributions in excess of investment income—net	(2,676)
Capital Share Transactions (Shares):
Shares sold	494,768
Shares issued for dividends reinvested	2,783
Shares redeemed	(22,459)
Net Increase (Decrease) in Shares Outstanding	475,092

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 1, 2009 (commencement of operations) to February 28, 2010.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.13
Net realized and unrealized gain (loss) on investments	.42
Total from Investment Operations	.55
Distributions:
Dividends from investment income—net	(.12)
Net asset value, end of period	12.93
Total Return (%)[b]	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	3.12
Ratio of net expenses to average net assets[c,d]	.63
Ratio of net investment income to average net assets[c,d]	2.31
Portfolio Turnover Rate[b]	6.95
Net Assets, end of period ($ x 1,000)	6,141

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering nine series, including the fund, which commenced operations on October 1, 2009.The fund’s investment objective seeks a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of February 28, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,384 shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

12

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	6,070,703	—	—	6,070,703

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash

14

balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until January 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $36,442 during the period ended February 28, 2010.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2010, the fund was charged $3,663 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

16

sonnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2010, the fund was charged $770 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2010, the fund was charged $65 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2010, the fund was charged $408 pursuant to the custody agreement.

During the period ended February 28, 2010, the fund was charged $2,874 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $1,081, custodian fees $329, chief compliance officer fees $2,874 and transfer agency per account fees $442, which are offset against an expense reimbursement currently in effect in the amount of $8,065.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2010, amounted to $6,337,862 and $276,248, respectively.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended February 28, 2010 were as follows:

Affiliated Investment	Value
Company	8/31/2009 ($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Alpha Growth
Fund, Cl. I	—	661,152	23,722	3,093
Dreyfus Appreciation Fund	—	342,740	12,220	3,740
Dreyfus Bond Market
Index Fund	—	880,007	31,445	7,582
Dreyfus Emerging Markets
Debt Local Currency Fund, Cl. I	—	250,106	8,986	842
Dreyfus Emerging
Markets Fund, Cl. I	—	148,022	6,739	645
Dreyfus Global Absolute
Return Fund, Cl. I	—	334,014	12,041	—
Dreyfus Global Real Estate
Securities Fund, Cl. I	—	169,705	5,931	5,190
Dreyfus High Yield
Fund, Cl. I	—	255,577	8,986	6,313
Dreyfus International
Bond Fund, Cl. I	—	252,717	8,986	3.453
Dreyfus International
Stock Index Fund	—	142,486	5,055	2,379
Dreyfus International
Value Fund, Cl. I	—	169,583	6,065	1,329
Dreyfus Midcap
Value Fund, Cl. I	—	124,987	4,493	356
Dreyfus Newton International
Equity Fund, Cl. I	—	152,189	16,301	628
Dreyfus S&P Stars
Opportunities Fund, Cl. I	—	124,632	4,493	—
Dreyfus Select Managers
Small Cap Value Fund, Cl. I	—	124,778	4,493	146
Dreyfus Strategic
Value Fund, Cl. I	—	660,149	23,722	2,092
Dreyfus Total Return
Advantage Fund, Cl. I	—	887,386	31,450	14,932
Dreyfus U.S.
Equity Fund, Cl. I	—	339,738	12,221	738
Dreyfus/The Boston Co.
Small/Mid Cap Growth Fund	—	124,632	4,493	—
Emerging Markets
Opportunity Fund, Cl. I	—	80,468	40,362	534
International Stock
Fund, Cl. I	—	112,794	4,044	625
Total	—	6,337,862	276,248	54,617

18

		Change in Net
		Unrealized		% of
Affiliated Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	2/28/2010 ($)	Assets
Dreyfus Alpha Growth
Fund, Cl. I	(816)	22,725	659,339	10.7
Dreyfus Appreciation Fund	(570)	(245)	329,705	5.4
Dreyfus Bond Market
Index Fund	(238)	3,001	851,325	13.9
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(267)	790	241,643	3.9
Dreyfus Emerging
Markets Fund, Cl. I	(609)	(5,694)	134,980	2.2
Dreyfus Global Absolute
Return Fund, Cl. I	(282)	928	322,619	5.2
Dreyfus Global Real Estate
Securities Fund, Cl. I	(619)	(5,171)	157,984	2.6
Dreyfus High Yield Fund, Cl. I	(199)	(517)	245,875	4.0
Dreyfus International
Bond Fund, Cl. I	(324)	(3,977)	239,430	3.9
Dreyfus International
Stock Index Fund	(408)	(8,070)	128,953	2.1
Dreyfus International
Value Fund, Cl. I	(347)	(5,950)	157,221	2.6
Dreyfus Midcap
Value Fund, Cl. I	(273)	5,460	125,681	2.0
Dreyfus Newton International
Equity Fund, Cl. I	(381)	(4,519)	130,988	2.1
Dreyfus S&P Stars
Opportunities Fund, Cl. I	(198)	2,509	122,450	2.0
Dreyfus Select Managers
Small Cap Value Fund, Cl. I	(192)	6,409	126,502	2.1
Dreyfus Strategic
Value Fund, Cl. I	(1,387)	3,883	638,923	10.4
Dreyfus Total Return
Advantage Fund, Cl. I	(824)	(1,012)	854,100	13.9
Dreyfus U.S.
Equity Fund, Cl. I	(411)	7,496	334,602	5.4
Dreyfus/The Boston Co.
Small/Mid Cap Growth Fund	(199)	3,153	123,093	2.0
Emerging Markets
Opportunity Fund, Cl. I	(476)	(1,841)	37,789	0.6
International
Stock Fund, Cl. I	(199)	(1,050)	107,501	1.8
Total	(9,219)	18,308	6,070,703	98.8

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

At February 28, 2010, accumulated net unrealized appreciation on investments was $18,308, consisting of $56,357 gross unrealized appreciation and $38,049 gross unrealized depreciation.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

20

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on July 20, 2009, the Board unanimously approved the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment management services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding services provided to other funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Management Agreement. The Board members also referenced information provided and discussions at previous meetings regarding the relationships Dreyfus has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructure.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s perfor-mance.The Board discussed with representatives of Dreyfus the investment strategies to be employed in the management of the fund’s assets. The Board members noted the reputation and experience of Dreyfus and Dreyfus’ investment committee responsible for managing the fund’s assets.

The Board members noted that the fund will not pay Dreyfus a management fee, but that the fund will bear its proportionate share of the fees and expenses of the funds in which the fund will invest (the “Underlying Funds”). Representatives of Dreyfus informed the Board that Dreyfus will contractually agree, until at least January 1, 2011, to assume the expenses of the fund so that the direct expenses of the fund (including indirect fees and expenses of the Underlying Funds, but excluding fund taxes, interest, expenses, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 1.20%.

Representatives of Dreyfus stated that there were no other funds or other accounts managed by Dreyfus with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus would not have direct profits from the fund’s management fee, since the fund would pay no direct management fee. Similarly, potential economies of scale were not relevant.The Board members considered potential benefits to Dreyfus from acting as investment adviser.

22

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by Dreyfus are adequate and appropriate.

  The Board concluded that, since the fund had not commenced operations, it had no performance to measure and this performance was not a factor.

  The Board noted that no management fee was payable to the fund under the Management Agreement

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement was in the best interests of the fund and its prospective shareholders.

The Fund 23

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.

(a)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)